Provisions, Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Provisions, Trade and Other Payables
Schedule of trade and other Payables

EUR’000	2023	2022	2021
Trade and other payables:
Trade payables	8,399	3,979	2,795
Other payables	24,237	4,843	6,908
	32,636	8,822	9,703

Schedule of provisions

EUR’000	2023	2022	2021
Provisions:
Beginning of financial year	—	—	—
Acquisition of businesses	6,987	—	—
Exchange differences	(88)	—	—
	6,899	—	—